SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule of Stock Option Granted Assumptions
the Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2017, 2018 and 2019:

	December 31,
	2017	2018	2019

Dividend yield	0%	0%	0%
Volatility	53%-69%	53%-62%	53%-65%
Risk free interest	0.8%-2.2%	1.8%-2.9%	1.2%-2.7%
Early exercise multiple	2.10-2.20	2.00-2.30	1.30-2.30

Schedule of Accumulated Other Comprehensive Income, Net
The components of accumulated other comprehensive income - (“AOCI”) were as follows:

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2019	$(584)	$(8,624)	$(9,208)

Other comprehensive income before reclassifications	1,797	(360)	1,437
Amounts reclassified from AOCI	(895)	-	(895)

Other comprehensive income	902	(360)	542

Balance as of December 31, 2019	$318	$(8,984)	$(8,666)

Schedule of Assets And Liabilities Measured At Fair Value On Recurring Basis
The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments:

	December 31, 2019
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$260	$260

Total Assets	$260	$260

	December 31, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(1,028)	$(1,028)

Total liabilities	$(1,028)	$(1,028)